Financial liabilities designated at fair value through profit or loss - Summary of Contractual Liability (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Financial assets designated as measured at fair value through profit or loss [Line Items]
Expiration payment	₩ 7,733,506	₩ 7,325,678
Carrying value	8,367,368	8,023,870
Difference from carrying value	₩ (633,862)	₩ (698,192)